Financial risk management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Deposits at call	$ 397	$ 398	$ 413
Cash at bank	62,563	70,920	$ 60,034
Other recoverable taxes (Goods and services tax and value-added tax)	423	202
U.S. Tax credits	0	1,473
Credit Risk | Minimum A Rated
Disclosure Of Trade And Other Receivables [Line Items]
Deposits at call	397	398
Cash at bank	62,563	70,920
Receivable from minimum A rated bank deposits (interest)	23	18
Credit Risk | Non-Rated
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from other parties (non-rated)	1,403	2,276
Credit Risk | Australian Government
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from the Government (Income Tax)	854	2,363
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Other recoverable taxes (Goods and services tax and value-added tax)	126	121
Credit Risk | United States Government
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from the Government (Income Tax)	0	0
Other recoverable taxes (Goods and services tax and value-added tax)	71	71
U.S. Tax credits	0	1,473
Minimum A rated bank deposits (held as security)	1,912	1,912
Credit Risk | Swiss Government
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from the Swiss Government (Value-Added Tax)	5	3
Credit Risk | SGD
Disclosure Of Trade And Other Receivables [Line Items]
Other recoverable taxes (Goods and services tax and value-added tax)	$ 292	$ 78